Dividends	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Dividends
44	Dividends
On November 8, 2021, the Company’s board of directors approved an annual cash dividend policy. Under the policy, starting from 2022, the Company would declare and distribute a recurring cash dividend at an amount range from 20% to 40% of the consolidated net profit in the previous fiscal year. Whether to make dividend distributions and the exact amount of such distributions in any particular year would be based upon the Company’s operations and earnings, cash flow, financial condition and other relevant factors, and subject to adjustment and determination by the board of directors. On August 3, 2022, the Company’s board of directors approved a semi-annual cash dividend policy to replace its existing dividend policy.
On March 7, 2022, the Company’s board of directors approved and declared a cash dividend of USD0.68 per ordinary share based on the Company’s outstanding shares to shareholders on record as of the close of trading on the New York Stock Exchange on April 8, 2022, which amounting to 1,144,226,418 shares. This annual dividend was paid in April 2022.

On August 3, 2022, the Company’s board of directors approved an interim cash dividend of USD0.34 per ordinary share for the six-month
period ended June 30, 2022, based on the Company’s outstanding shares to shareholders on record as of the close of trading on the New York Stock Exchange on October 13, 2022, which amounting to 1,145,926,797 shares. The interim dividend was paid in October 2022.
On March 13, 2023, the Company’s board of directors approved an interim cash dividend of USD0.1 per ordinary share for the six-month
period ended December 31, 2022, based on the Company’s outstanding shares to shareholders on record as of the close of trading on the New York Stock Exchange on April 7, 2023, which amounting to 1,146,108,643 shares. The interim dividend was paid in April 2023.
On August 22, 2023, the Company’s board of directors approved an interim cash dividend of USD0.078 per ordinary share for the six-month
period ended June 30, 2023, based on the Company’s outstanding shares to shareholders on record as of the close of trading on the New York Stock Exchange on October 12, 2023, which amounting to 1,146,282,721 shares. The interim dividend was paid in October 2023.
The dividend declarations triggered an anti-dilution adjustment to the conversion price. The optionally convertible promissory notes was fully repaid on September 30, 2023 and as of December 31, 2023, the adjusted conversion prices of the Notes were USD12.74 per ordinary share following the dividend declarations.